UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07810

Exact name of registrant as specified in charter:	Delaware Investments® Colorado Municipal
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2015

Item 1. Reports to Stockholders

Delaware Investments® Closed-End Municipal Bond Funds Semiannual report September 30, 2015

The figures in the semiannual report for Delaware Investments Closed-End Municipal Bond Funds represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end funds

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services. For more information, including press releases, please visit delawareinvestments.com.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2015, and subject to change for events occurring after such date. Information is as of the date indicated and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

©2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Fund basics

Delaware Investments®	Delaware Investments
Colorado Municipal Income Fund, Inc.	National Municipal Income Fund

As of September 30, 2015	As of September 30, 2015

Fund objective	Fund objective

The Fund seeks to provide current income exempt from both regular federal income tax and Colorado state personal income tax, consistent with the preservation of capital.	The Fund seeks to provide current income exempt from regular federal income tax, consistent with the preservation of capital.

Total Fund net assets
Total Fund net assets	$66 million
$74 million
Number of holdings
Number of holdings	166
80
Fund start date
Fund start date	Feb. 26, 1993
July 29, 1993
CUSIP number
CUSIP number	24610T108
246101109

Delaware Investments
Minnesota Municipal Income Fund II, Inc.

As of September 30, 2015

Fund objective

The Fund seeks to provide current income exempt from both regular federal income tax and Minnesota state personal income tax, consistent with the preservation of capital.

Total Fund net assets
$171 million

Number of holdings
170

Fund start date
Feb. 26, 1993

CUSIP number
24610V103

1

Security type / sector / state allocations

As of September 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments®

Colorado Municipal Income Fund, Inc.

Security type / sector	Percentage of net assets

Municipal Bonds*	135.47%
Corporate-Backed Revenue Bonds	4.59%
Education Revenue Bonds	26.98%
Electric Revenue Bonds	4.61%
Healthcare Revenue Bonds	41.81%
Lease Revenue Bonds	8.02%
Local General Obligation Bonds	12.45%
Pre-Refunded/Escrowed to Maturity Bonds	3.17%
Special Tax Revenue Bonds	23.10%
Transportation Revenue Bonds	7.86%
Water & Sewer Revenue Bonds	2.88%

Total Value of Securities	135.47%

Liquidation Value of Preferred Stock	(40.61)%

Receivables and Other Assets Net of Liabilities	5.14%

Total Net Assets	100.00%

* As of the date of this report, Delaware Investments Colorado Municipal Income Fund, Inc. held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets

Colorado	133.22%
Guam	1.48%
U.S. Virgin Islands	0.77%

Total	135.47%

Delaware Investments

Minnesota Municipal Income Fund II, Inc.

Security type / sector	Percentage of net assets

Municipal Bonds*	142.47%
Corporate-Backed Revenue Bonds	6.68%
Education Revenue Bonds	20.03%
Electric Revenue Bonds	9.72%
Healthcare Revenue Bonds	33.09%
Housing Revenue Bonds	4.81%
Lease Revenue Bonds	14.95%
Local General Obligation Bonds	6.98%
Pre-Refunded/Escrowed to Maturity Bonds	22.65%
Special Tax Revenue Bonds	5.89%
State General Obligation Bonds	11.58%
Transportation Revenue Bonds	4.49%
Water & Sewer Revenue Bonds	1.60%

Total Value of Securities	142.47%

Liquidation Value of Preferred Stock	(43.98)%

Receivables and Other Assets Net of Liabilities	1.51%

Total Net Assets	100.00%

* As of the date of this report, Delaware Investments Minnesota Municipal Income Fund II, Inc. held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets

Guam	0.09%
Minnesota	142.38%

Total	142.47%

Delaware Investments®

National Municipal Income Fund

Security type / sector	Percentage of net assets

Municipal Bonds*	141.50%
Corporate-Backed Revenue Bonds	15.97%
Education Revenue Bonds	26.27%
Electric Revenue Bonds	2.16%
Healthcare Revenue Bonds	17.77%
Housing Revenue Bonds	1.24%
Lease Revenue Bonds	11.07%
Local General Obligation Bonds	1.60%
Pre-Refunded/Escrowed to Maturity Bonds	11.58%
Special Tax Revenue Bonds	19.59%
State General Obligation Bonds	3.65%
Transportation Revenue Bonds	25.93%
Water & Sewer Revenue Bonds	4.67%

Short-Term Investment	1.05%

Total Value of Securities	142.55%

Liquidation Value of Preferred Stock	(45.20)%

Receivables and Other Assets Net of Liabilities	2.65%

Total Net Assets	100.00%

* As of the date of this report, Delaware Investments National Municipal Income Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets

Alabama	1.26%
Alaska	0.52%
Arizona	11.78%
California	16.73%
Colorado	1.44%
District of Columbia	0.41%
Florida	7.81%
Georgia	4.37%
Guam	2.21%
Hawaii	0.50%
Idaho	1.58%
Illinois	4.99%
Indiana	0.96%
Kansas	0.42%
Louisiana	5.30%
Maine	0.51%
Maryland	4.02%
Massachusetts	1.42%
Minnesota	3.47%
Mississippi	1.05%
Missouri	4.04%
Nevada	0.22%
New Hampshire	0.52%
New Jersey	9.15%
New Mexico	0.82%
New York	17.73%
North Carolina	0.44%
North Dakota	0.40%
Ohio	3.95%
Oregon	3.81%
Pennsylvania	15.46%
Texas	11.01%
Virginia	0.89%
Washington	1.33%
West Virginia	0.84%
Wisconsin	0.76%
Wyoming	0.43%

Total	142.55%

3

Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.

September 30, 2015 (Unaudited)

	Principal Amount°	Value (U.S. $)

Municipal Bonds – 135.47%

Corporate-Backed Revenue Bonds – 4.59%
Public Authority for Colorado Energy Revenue 6.25% 11/15/28	865,000	$1,082,375
Public Authority of Colorado Energy Natural Gas Revenue Series 2008 6.50% 11/15/38	1,750,000	2,310,490

		3,392,865

Education Revenue Bonds – 26.98%
Colorado Educational & Cultural Facilities Authority Revenue 144A 5.00% 7/1/36 #	500,000	501,110
5.125% 11/1/49	765,000	772,275
144A 5.25% 7/1/46 #	500,000	501,995
(Academy Charter School Project) 5.50% 5/1/36 (SGI)	1,720,000	1,726,054
(Charter School - Atlas Preparatory School) 144A 5.25% 4/1/45 #	700,000	674,597
(Charter School - Community Leadership Academy) 7.45% 8/1/48	500,000	583,290
(Charter School - Peak to Peak Charter) 5.00% 8/15/34	1,000,000	1,104,710
(Improvement - Charter School - University Lab School Building) 144A 5.00% 12/15/45 #	500,000	488,535
(Johnson & Wales University) Series A 5.25% 4/1/37	900,000	1,008,810
(Liberty Charter School) Series A 5.00% 1/15/44	1,000,000	1,069,920
(Littleton Charter School Project) 4.375% 1/15/36 (AGC)	1,200,000	1,206,528
(Skyview Charter School) 144A 5.50% 7/1/49 #	750,000	793,350
(Student Housing - Campus Village Apartments) 5.00% 6/1/23	1,065,000	1,154,577
Colorado School of Mines Series B 5.00% 12/1/42	2,500,000	2,782,750

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Colorado State Board of Governors (University Enterprise System) Series A 5.00% 3/1/39	10,000	$11,040
University of Colorado 5.00% 6/1/31	3,185,000	3,587,202
Series A 5.00% 6/1/33	1,000,000	1,144,180
Western State College 5.00% 5/15/34	750,000	818,745

		19,929,668

Electric Revenue Bonds – 4.61%
Colorado Springs Utilities System Improvement Revenue Series A 5.00% 11/15/45	750,000	856,875
Series C 5.50% 11/15/48	750,000	856,823
Platte River Power Authority Series HH 5.00% 6/1/28	1,500,000	1,691,130

		3,404,828

Healthcare Revenue Bonds – 41.81%
Aurora Hospital Revenue (Children’s Hospital Association Project) Series A 5.00% 12/1/40	4,000,000	4,346,000
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) Series A 5.00% 7/1/39	750,000	805,313
Series A 5.00% 2/1/41	2,400,000	2,588,880
Series A 5.25% 2/1/33	1,625,000	1,788,410
Series A 5.25% 1/1/45	1,000,000	1,090,110
Series C-1 5.10% 10/1/41 (AGM)	1,000,000	1,055,570
Series D 6.125% 10/1/28	750,000	847,380
(Christian Living Community Project) 6.375% 1/1/41	615,000	665,528
Series A 5.75% 1/1/37	885,000	897,771
(Covenant Retirement Communities Inc.) 5.00% 12/1/35	1,000,000	1,068,310
Series A 5.75% 12/1/36	1,000,000	1,094,250

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society) 5.00% 6/1/28	1,250,000	$1,354,187
5.50% 6/1/33	2,000,000	2,212,340
5.625% 6/1/43	1,000,000	1,100,460
(Healthcare Facilities - American Baptist) 8.00% 8/1/43	500,000	591,075
(Mental Health Center of Denver Project) Series A 5.75% 2/1/44	1,500,000	1,681,605
(National Jewish Health Project) 5.00% 1/1/27	500,000	519,675
(Sisters of Charity of Leavenworth Health System) Series A 5.00% 1/1/40	4,750,000	5,160,067
(Total Long-Term Care) Series A 6.00% 11/15/30	400,000	444,444
Denver Health & Hospital Authority Health Care Revenue (Recovery Zone Facilities) 5.625% 12/1/40	750,000	820,830
University of Colorado Hospital Authority Revenue Series A 6.00% 11/15/29	650,000	748,540

		30,880,745

Lease Revenue Bonds – 8.02%
Aurora Certificates of Participation Series A 5.00% 12/1/30	630,000	707,333
Colorado Building Excellent Schools Today Certificates of Participation Series G 5.00% 3/15/32	2,000,000	2,270,100
Glendale Certificates of Participation 5.00% 12/1/25 (SGI)	1,500,000	1,568,310
Pueblo County Certificates of Participation (County Judicial Complex Project) 5.00% 9/15/42 (AGM)	1,250,000	1,380,325

		5,926,068

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds – 12.45%
Adams 12 Five Star Schools 5.00% 12/15/25	250,000	$313,243
Arapahoe County School District No. 1 Englewood 5.00% 12/1/31	2,935,000	3,403,661
Beacon Point Metropolitan District 5.00% 12/1/30 (AGM)	600,000	686,928
Boulder Larimer & Weld Counties St. Vrain Valley School District No. Re-1J 5.00% 12/15/33	750,000	835,800
Denver City & County (Better Denver & Zoo) Series A 5.00% 8/1/25	650,000	733,343
Denver International Business Center Metropolitan District No. 1 5.00% 12/1/30	650,000	683,767
Eaton Area Park & Recreation District 5.25% 12/1/34	190,000	195,337
5.50% 12/1/38	245,000	254,626
Jefferson County School District No. R-1 5.25% 12/15/24	750,000	943,523
Pueblo County School District No. 70 5.00% 12/1/31	250,000	280,488
Rangely Hospital District 6.00% 11/1/26	750,000	868,335

		9,199,051

Pre-Refunded/Escrowed to Maturity Bonds – 3.17%
Adams & Arapahoe Counties Joint School District No. 28J (Aurora) 6.00% 12/1/28-18§	600,000	696,036
Colorado State Board of Governors Series A 5.00% 3/1/39-19§	690,000	780,873
University of Colorado Series A 5.375% 6/1/38-19§	750,000	865,470

		2,342,379

(continues)	5

Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds – 23.10%
Central Platte Valley Metropolitan District 5.00% 12/1/43	375,000	$386,524
Commerce City 5.00% 8/1/44 (AGM)	1,000,000	1,115,530
Denver Convention Center Hotel Authority Revenue 5.00% 12/1/35 (SGI)	2,875,000	2,930,027
Fountain Urban Renewal Authority Tax Increment Revenue (Academy Highlands Project) Series A 5.50% 11/1/44	1,405,000	1,429,082
Guam Government Business Privilege Tax Revenue Series A 5.125% 1/1/42	435,000	470,557
Series A 5.25% 1/1/36	565,000	621,398
Regional Transportation District Revenue Series A 5.375% 6/1/31	460,000	524,262
(Denver Transit Partners) 6.00% 1/15/41	2,175,000	2,455,814
(FasTracks Project) Series A 4.50% 11/1/36 (AGM)	1,500,000	1,579,215
Series A 5.00% 11/1/38	4,085,000	4,670,789
Tallyns Reach Metropolitan District No. 3 (Limited Tax Convertible) 5.125% 11/1/38	295,000	306,765
Virgin Islands Public Finance Authority (Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	500,000	572,095

		17,062,058

Transportation Revenue Bonds – 7.86%
Colorado High Performance Transportation Enterprise Revenue
(Senior U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	1,110,000	1,189,287

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Denver City & County Airport System Revenue Series A 5.25% 11/15/36	750,000	$841,687
Series B 5.00% 11/15/28	1,000,000	1,178,920
Series B 5.00% 11/15/37	2,000,000	2,248,000
E-470 Public Highway Authority Series C 5.25% 9/1/25	310,000	348,105

		5,805,999

Water & Sewer Revenue Bonds – 2.88%
City of Aurora Water Revenue First Lien Series A 5.00% 8/1/36 (AMBAC)	2,000,000	2,123,540

		2,123,540

Total Municipal Bonds (cost $92,762,831)		100,067,201

Total Value of Securities – 135.47% (cost $92,762,831)		$100,067,201

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2015, the aggregate value of Rule 144A securities was $2,959,587, which represents 4.01% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 5 in “Notes to financial statements.”

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

September 30, 2015 (Unaudited)

	Principal Amount°	Value (U.S. $)

Municipal Bonds – 142.47%

Corporate-Backed Revenue Bonds – 6.68%
Cloquet Pollution Control Revenue (Potlatch Project) 5.90% 10/1/26	5,500,000	$5,505,500
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	3,325,000	3,310,835
St. Paul Port Authority Revenue (Gerdau St. Paul Steel Mill Project) Series 7 4.50% 10/1/37 (AMT)	2,705,000	2,568,668

		11,385,003

Education Revenue Bonds – 20.03%
Baytown Township Lease Revenue (St. Croix Preparatory Academy) 5.75% 8/1/42	300,000	304,206
Brooklyn Park Charter School Lease (Prairie Seeds Academy Project) Series A 5.00% 3/1/34	990,000	995,871
Series A 5.00% 3/1/39	170,000	168,142
Cologne Charter School Lease Revenue (Cologne Academy Project) Series A 5.00% 7/1/29	270,000	287,779
Series A 5.00% 7/1/45	445,000	458,768
Deephaven Charter School (Eagle Ridge Academy Project) Series A 5.25% 7/1/37	740,000	741,058
Series A 5.25% 7/1/40	500,000	502,230
Forest Lake Minnesota Charter School Revenue (Lake International Language Academy) 5.75% 8/1/44	705,000	770,191
Hugo Charter School Lease Revenue (Noble Academy Project) Series A 5.00% 7/1/34	255,000	271,022
Series A 5.00% 7/1/44	775,000	813,239
Minneapolis Student Housing Revenue (Riverton Community Housing Project) 5.25% 8/1/39	205,000	208,317

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minneapolis Student Housing Revenue 5.50% 8/1/49	990,000	$1,012,532
Minnesota Higher Education Facilities Authority Revenue (Carleton College) Series 6-T 5.00% 1/1/28	1,000,000	1,080,930
Series D 5.00% 3/1/30	1,120,000	1,241,229
(College of St. Benedict) Series 7-M 5.00% 3/1/31	300,000	323,622
Series 7-M 5.125% 3/1/36	275,000	295,240
(St. Catherine University) Series 7-Q 5.00% 10/1/32	700,000	755,685
(St. Scholastic College) Series H 5.25% 12/1/35	1,000,000	1,081,810
(University of St. Thomas) Series 6-X 5.00% 4/1/29	2,250,000	2,371,185
Series 7-A 5.00% 10/1/39	1,000,000	1,112,610
Series 7-U 5.00% 4/1/22	750,000	883,327
Otsego Charter School (Kaleidoscope Charter School) Series A 5.00% 9/1/34	335,000	345,442
Series A 5.00% 9/1/44	700,000	710,542
Rice County Educational Facilities Revenue (Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	1,250,000	1,299,025
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue (Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	880,000	826,602
(Nova Classical Academy) Series A 6.375% 9/1/31	750,000	849,578
(Twin Cities Academy Project) Series A 5.30% 7/1/45	630,000	632,898
University of Minnesota Series A 5.25% 12/1/28	500,000	586,475
Series A 5.25% 4/1/29	1,000,000	1,127,650
Series C 5.00% 12/1/19	1,290,000	1,474,341
Series D 5.00% 12/1/27	1,110,000	1,292,873

(continues)	7

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
University of Minnesota Series D 5.00% 12/1/28	1,880,000	$2,180,104
Series D 5.00% 12/1/29	2,265,000	2,613,402
Series D 5.00% 12/1/31	1,000,000	1,143,310
Series D 5.00% 12/1/36	3,000,000	3,385,950

		34,147,185

Electric Revenue Bonds – 9.72%
Central Minnesota Municipal Power Agency Revenue (Brookings Southeast Twin Cities Transportation) 5.00% 1/1/32	1,130,000	1,251,814
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,000,000	1,092,340
Chaska Electric Revenue Series A 5.00% 10/1/28	445,000	528,291
Minnesota Municipal Power Agency Electric Revenue 5.00% 10/1/25	500,000	602,670
5.00% 10/1/26	500,000	596,320
5.00% 10/1/27	320,000	378,262
Northern Municipal Power Agency Series A 5.00% 1/1/26	100,000	116,341
Series A 5.00% 1/1/30	340,000	384,720
Rochester Electric Utility Revenue Series B 5.00% 12/1/30	1,300,000	1,511,627
Series B 5.00% 12/1/43	1,000,000	1,127,690
Southern Minnesota Municipal Power Agency Supply Revenue Series A 5.25% 1/1/30	1,030,000	1,131,805
Western Minnesota Municipal Power Agency Supply Revenue Series A 5.00% 1/1/25	3,000,000	3,564,600
Series A 5.00% 1/1/26	1,000,000	1,177,190
Series A 5.00% 1/1/33	1,000,000	1,146,780
Series A 5.00% 1/1/40	750,000	844,305
Series A 5.00% 1/1/46	1,000,000	1,118,060

		16,572,815

Healthcare Revenue Bonds – 33.09%
Anoka Health Care Facilities Revenue 5.375% 11/1/34	610,000	637,956

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Anoka Health Care Facilities Revenue (Homestead Anoka Project) Series A 7.00% 11/1/46	1,200,000	$1,286,196
Center City Health Care Facilities Revenue (Hazelden Betty Ford Foundation Project) 5.00% 11/1/27	500,000	583,110
5.00% 11/1/29	300,000	345,726
(Hazelden Foundation Project) 4.75% 11/1/31	850,000	887,629
5.00% 11/1/41	1,600,000	1,690,272
Cloquet Housing Facilities Revenue (HADC Cloquet Project) Series A 5.00% 8/1/48	500,000	500,735
Deephaven Housing & Healthcare Revenue (St. Therese Senior Living Project) Series A 5.00% 4/1/38	280,000	284,021
Series A 5.00% 4/1/40	270,000	273,537
Duluth Economic Development Authority (St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	1,400,000	1,546,706
6.00% 6/15/39	1,000,000	1,109,140
Fergus Falls Health Care Facilities Revenue (Lake Region Healthcare) 5.00% 8/1/30	1,000,000	1,021,570
Hayward (American Baptist Homes Midwest) 5.75% 2/1/44	500,000	519,785
Hayward Health Care Facilities Revenue (St. John’s Lutheran Home of Albert Lea) 5.375% 10/1/44	680,000	685,671
Maple Grove Health Care Facilities Revenue (North Memorial Health Care) 5.00% 9/1/30	865,000	973,315

	Principal	Value
	Amount°	(U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Maple Grove Health Care System Revenue (Maple Grove Hospital) 5.25% 5/1/37	1,100,000	$1,146,552
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 5.00% 11/15/33	500,000	565,050
Series A 5.00% 11/15/34	500,000	561,870
Series D 5.00% 11/15/34 (AMBAC)	1,000,000	1,006,020
(Unrefunded -Fairview Health Services) Series B 6.50% 11/15/38 (ASSURED GTY)	1,940,000	2,207,332
Minneapolis Revenue (National Marrow Donor Program Project) Series NMDP 4.875% 8/1/25	1,000,000	1,033,330
Minneapolis Senior Housing & Healthcare Revenue (Ecumen Mill City Quarter) 5.00% 11/1/35	220,000	221,232
5.25% 11/1/45	850,000	859,231
5.375% 11/1/50	200,000	201,104
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue (Children’s Health Care Facilities) Series A1 5.00% 8/15/34 (AGM)	500,000	552,665
Rochester Health Care & Housing Revenue (Samaritan Bethany) Series A 7.375% 12/1/41	1,220,000	1,358,995
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,220,000	1,373,525
Rochester Health Care Facilities Revenue (Mayo Clinic) 4.00% 11/15/41	4,860,000	4,999,531
Series C 4.50% 11/15/38 •	1,750,000	2,021,757
Sartell Health Care Facilities Revenue (Country Manor Campus Project)

	Principal	Value
	Amount°	(U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Sartell Health Care Facilities Revenue 5.25% 9/1/30	1,000,000	$1,053,140
Series A 5.30% 9/1/37	600,000	627,912
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 4.00% 9/1/31	205,000	211,917
5.00% 9/1/34	165,000	183,884
St. Cloud Health Care Revenue (Centracare Health System Project) 5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,636,155
Series A 5.125% 5/1/30	5,175,000	5,715,167
Series B 5.00% 5/1/24	1,400,000	1,673,518
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Allina Health System) Series A-1 5.25% 11/15/29	1,395,000	1,569,654
(Health Partners Obligation Group Project) 5.00% 7/1/32	600,000	680,958
St. Paul Housing & Redevelopment Authority Hospital Facility (Healtheast Care System Project) Series A 5.00% 11/15/29	395,000	432,252
Series A 5.00% 11/15/30	290,000	315,827
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue (Senior Carondelet Village Project) Series A 6.00% 8/1/42	770,000	802,086
(Senior Episcopal Homes Project) 5.125% 5/1/48	1,200,000	1,236,936
Series A 4.75% 11/1/31	740,000	752,676

(continues)	9

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal	Value
	Amount°	(U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Washington County Housing & Redevelopment Authority Revenue (Birchwood & Woodbury Projects) Series A 5.625% 6/1/37	1,500,000	$1,573,095
Wayzata Senior Housing Revenue (Folkestone Senior Living Community) Series A 5.50% 11/1/32	420,000	455,335
Series A 5.75% 11/1/39	945,000	1,018,908
Series A 6.00% 5/1/47	1,475,000	1,600,080
Winona Health Care Facilities Revenue (Winona Health Obligation) 4.65% 7/1/26	465,000	493,123
4.75% 7/1/27	785,000	832,547
5.00% 7/1/23	1,010,000	1,050,178
5.00% 7/1/34	750,000	797,468
Woodbury Housing & Redevelopment Authority Revenue (St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,268,413

		56,434,792

Housing Revenue Bonds – 4.81%
Minneapolis Multifamily Housing Revenue (Olson Townhomes Project) 6.00% 12/1/19 (AMT)	475,000	475,356
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	1,910,000	1,916,265
Minnesota Housing Finance Agency (Non Ace - State Appropriated Housing) 5.00% 8/1/33	1,390,000	1,588,089
Minnesota State Housing Finance Agency (Residential Housing) Series D 4.75% 7/1/32 (AMT) •	730,000	734,650
Series I 5.15% 7/1/38 (AMT)	530,000	531,277
Series L 5.10% 7/1/38 (AMT)	1,065,000	1,091,987

	Principal	Value
	Amount°	(U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds (continued)
Minnesota State Housing Finance Agency Homeownership (Mortgage-Backed Securities Program) 4.40% 7/1/32 (GNMA) (FNMA)	1,225,000	$1,314,817
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program) 5.50% 7/1/45	560,000	556,702

		8,209,143

Lease Revenue Bonds – 14.95%
Minnesota State General Fund Revenue Appropriations Series A 5.00% 6/1/32	780,000	893,038
Series A 5.00% 6/1/38	5,500,000	6,220,225
Series A 5.00% 6/1/43	1,750,000	1,952,563
Series B 4.00% 3/1/26	3,000,000	3,272,490
Series B 5.00% 3/1/21	1,500,000	1,772,775
Series B 5.00% 3/1/29	3,525,000	4,058,509
University of Minnesota Special Purpose Revenue (State Supported Biomed Science Research) 5.00% 8/1/35	1,040,000	1,177,426
5.00% 8/1/36	4,000,000	4,500,440
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue 5.25% 10/1/25	680,000	681,244
5.375% 10/1/30	965,000	966,534

		25,495,244

Local General Obligation Bonds – 6.98%
Hopkins Independent School District No. 270 Series A 5.00% 2/1/28	1,000,000	1,143,730
Mahtomedi Independent School District No 832 (School Building) Series A 5.00% 2/1/28	515,000	622,784

	Principal	Value
	Amount°	(U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Rocori Independent School District No. 750 (School Building) Series B 5.00% 2/1/22	1,010,000	$1,126,453
Series B 5.00% 2/1/24	1,075,000	1,198,238
Series B 5.00% 2/1/25	1,115,000	1,239,735
Series B 5.00% 2/1/26	1,155,000	1,284,210
St. Paul Independent School District No. 625 (School Building) Series B 5.00% 2/1/22	1,300,000	1,557,842
Series B 5.00% 2/1/26	1,000,000	1,180,840
Willmar (Rice Memorial Hospital Project) Series A 4.00% 2/1/32	2,440,000	2,552,045

		11,905,877

Pre-Refunded/Escrowed to Maturity Bonds – 22.65%
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue (City of Bloomington) Series B 8.375% 9/1/21 (GNMA) (AMT)	7,055,000	9,548,025
Deephaven Charter School (Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23 §	500,000	608,255
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 6.375% 11/15/23-18 §	1,105,000	1,288,949
Series A 6.625% 11/15/28-18 §	1,150,000	1,350,273
Series B 6.50% 11/15/38-18 (ASSURED GTY) §	355,000	415,460
Southern Minnesota Municipal Power Agency Revenue Series A 5.75% 1/1/18	2,120,000	2,173,509
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) 5.75% 7/1/39-19 §	3,565,000	4,166,273

	Principal	Value
	Amount°	(U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Louis Park Health Care Facilities Revenue Series C 5.50% 7/1/23-18 §	1,000,000	$1,128,720
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Health Partners Obligation Group Project) 5.25% 5/15/36-16 §	2,000,000	2,110,100
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project) 6.00% 11/15/30-15 §	775,000	780,533
St. Paul Housing & Redevelopment Authority Sales Tax (Civic Center Project) 5.55% 11/1/23	2,125,000	2,219,414
5.55% 11/1/23 (NATL-RE) (IBC)	3,875,000	4,047,166
University of Minnesota Series A 5.50% 7/1/21	4,000,000	4,709,720
Series A 5.75% 7/1/18	1,750,000	1,988,193
University of Minnesota Hospital & Clinics 6.75% 12/1/16	2,000,000	2,082,220

		38,616,810

Special Tax Revenue Bonds – 5.89%
Guam Government Business Privilege Tax Revenue Series A 5.25% 1/1/36	150,000	164,973
Hennepin County Sales Tax Revenue (Second Lien-Ballpark Project) Series B 4.75% 12/15/27	1,905,000	2,050,942
Minneapolis Community Planning & Economic Development Department (Limited Tax Supported Common Bond Fund) 6.25% 12/1/30	1,000,000	1,192,650
Series 1 5.50% 12/1/24 (AMT)	1,000,000	1,008,130
Series 5 5.70% 12/1/27	375,000	377,775

(continues)	11

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal	Value
	Amount°	(U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Minnesota Public Safety Radio 5.00% 6/1/23	2,845,000	$3,237,041
St. Paul Port Authority (Brownfields Redevelopment Tax) Series 2 5.00% 3/1/37	895,000	937,987
St. Paul Sales Tax Revenue Series G 5.00% 11/1/30	935,000	1,077,915

		10,047,413

State General Obligation Bonds – 11.58%
Minnesota State (State Trunk Highway) Series B 5.00% 10/1/22	5,500,000	6,637,950
Series B 5.00% 10/1/29	3,315,000	3,892,307
(State Various Purpose) Series D 5.00% 8/1/24	2,700,000	3,137,940
(Various Purposes) Series F 5.00% 10/1/22	5,000,000	6,084,050

		19,752,247

Transportation Revenue Bonds – 4.49%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue 5.00% 1/1/21	2,600,000	3,053,648
5.00% 1/1/22	670,000	778,078
Subordinate Series B 5.00% 1/1/26	540,000	624,785
Series B 5.00% 1/1/26 (AMT)	500,000	576,950
Series B 5.00% 1/1/27	1,190,000	1,366,370
Series B 5.00% 1/1/30	500,000	564,205
Series B 5.00% 1/1/31	250,000	281,795
St. Paul Port Authority Revenue (Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	380,000	414,797

		7,660,628

Water & Sewer Revenue Bonds – 1.60%
Metropolitan Council Waste Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,265,752

	Principal	Value
	Amount°	(U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
St. Paul Sewer Revenue Series D 5.00% 12/1/21	1,325,000	$1,463,489

		2,729,241

Total Municipal Bonds (cost $230,184,798)		242,956,398

Total Value of Securities – 142.47% (cost $230,184,798)		$242,956,398

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2015, the aggregate value of Rule 144A securities was $1,299,025, which represents 0.76% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security.The rate shown is the rate as of Sept. 30, 2015. Interest rates reset periodically.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 5 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FNMA – Federal National Mortgage Association Collateral

GNMA – Government National Mortgage Association Collateral

IBC – Insured Bond Certificate

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Delaware Investments® National Municipal Income Fund

September 30, 2015 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds – 141.50%
Corporate-Backed Revenue Bonds – 15.97%
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed -2 Series A-2 5.875% 6/1/47	1,600,000	$1,331,744
Series A-2 6.50% 6/1/47	430,000	387,684
Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority (Exempt Facilities-National Gypsum Project) 5.75% 8/1/35 (AMT)	290,000	290,360
Gloucester County, New Jersey Pollution Control Financing Authority (Keystone Urban Renewal) 5.00% 12/1/24 (AMT)	125,000	140,396
Golden State, California Tobacco Securitization Corporate Settlement Revenue (Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	830,000	744,742
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue (Deer Park Refining Project) 5.00% 2/1/23	150,000	164,507
Illinois Railsplitter Tobacco Settlement Authority 6.25% 6/1/24	500,000	519,345
Louisiana Local Government Environmental Facilities & Community Development Authority (Westlake Chemical) Series A 6.50% 8/1/29	645,000	756,991
Series A-1 6.50% 11/1/35	255,000	300,755
Louisiana Public Facilities Authority (LA Pellets Inc. Project) 144A 7.75% 7/1/39 (AMT)#	240,000	240,257

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Corporate-Backed Revenue Bonds (continued)
Maryland Economic Development Corporation Facilities Revenue (CNX Marine Terminals) 5.75% 9/1/25	520,000	$523,286
M-S-R Energy Authority, California Gas Series C 7.00% 11/1/34	1,000,000	1,382,910
New Jersey Economic Development Authority Special Facilities Revenue (Continental Airlines Project) 5.625% 11/15/30 (AMT)	225,000	251,010
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines Project) 5.25% 9/15/29 (AMT)	500,000	541,720
Ohio State Air Quality Development Authority Revenue (First Energy Generation) Series A 5.70% 8/1/20	260,000	284,263
Selma, Alabama Industrial Development Board (Zilkha Biomass Selma LLC Project) 144A 7.50% 5/1/25 (AMT)#	265,000	262,573
Shoals, Indiana (National Gypsum Project) 7.25% 11/1/43 (AMT)	310,000	345,331
St. John the Baptist Parish, Louisiana (Marathon Oil) Series A 5.125% 6/1/37	500,000	509,075
Suffolk County, New York Tobacco Asset Securitization Series B 5.00% 6/1/32	750,000	818,228
Tobacco Settlement Financing Corporation, Louisiana Asset-Backed Note Series A 5.25% 5/15/35	460,000	508,972
Valparaiso, Indiana (Pratt Paper Project) 7.00% 1/1/44 (AMT)	240,000	293,378

		10,597,527

(continues)	13

Schedule of investments

Delaware Investments® National Municipal Income Fund

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds – 26.27%
Bowling Green, Ohio Student Housing Revenue CFP I (CFP I State University Project) 6.00% 6/1/45	260,000	$276,411
California Statewide Communities Development Authority School Facility Revenue (Aspire Public Schools) 6.125% 7/1/46	625,000	663,950
California Statewide Communities Development Authority Student Housing Revenue (Irvine, LLC - UCI East Campus) 6.00% 5/15/23	470,000	519,867
East Hempfield Township, Pennsylvania Industrial Development Authority (Student Services Income - Student Housing Project) 5.00% 7/1/35	1,000,000	1,042,110
Health & Educational Facilities Authority of the State of Missouri (St. Louis College of Pharmacy Project) 5.25% 5/1/33	500,000	548,760
(Washington University) Series B 5.00% 11/15/30	600,000	693,900
Henderson Public Improvement Trust, Nevada (Touro College & University System Obligation) 5.50% 1/1/39	135,000	144,002
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	430,000	450,348
Maryland Health & Higher Educational Facilities Authority (Loyola University) Series A 5.00% 10/1/39	650,000	719,875
Maryland State Economic Development Student Housing Revenue (University of Maryland College Park Projects) 5.75% 6/1/33	370,000	400,214

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Massachusetts State Health & Educational Facilities Authority Revenue (Harvard University) Series A 5.00% 12/15/29	600,000	$687,816
Monroe County, New York Industrial Development Revenue (Nazareth College Rochester Project) 5.50% 10/1/41	495,000	535,649
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue (Arcadia University) 5.25% 4/1/30	550,000	587,411
New Hope Cultural Education Facilities, Texas (Chief-Collegiate Housing- Tarleton St.) 5.00% 4/1/34	1,000,000	1,043,940
New Jersey Economic Development Authority Revenue (MSU Student Housing Project) 5.875% 6/1/42	450,000	499,225
New York City, New York Trust For Cultural Resources (Whitney Museum of American Art) 5.00% 7/1/31	500,000	553,105
New York State Dormitory Authority (Columbia University) 5.00% 10/1/41	600,000	688,632
(Touro College & University System) Series A 5.50% 1/1/39	390,000	421,153
Oregon State Facilities Authority Revenue (Concordia University Project) Series A 144A 6.125% 9/1/30 #	135,000	143,629
Pennsylvania State Higher Educational Facilities Authority Revenue (Edinboro University Foundation) 5.80% 7/1/30	400,000	425,240

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania State Higher Educational Facilities Authority Revenue (University Properties - East Stroudsburg University) 5.25% 7/1/19	510,000	$556,721
Philadelphia Authority for Industrial Development (1st Philadelphia Preparatory College) 7.25% 6/15/43	370,000	418,389
Phoenix, Arizona Industrial Development Authority Revenue (Eagle College Preparatory Project) Series A 5.00% 7/1/43	500,000	483,220
(Rowan University Project) 5.00% 6/1/42	1,000,000	1,071,890
Pima County, Arizona Industrial Development Authority Education Revenue (Edkey Charter School Project) 6.00% 7/1/48	500,000	478,560
Private Colleges & Universities Authority Revenue, Georgia (Mercer University) Series A 5.00% 10/1/32	135,000	147,559
Swarthmore Borough Authority, Pennsylvania (Swarthmore College Project) 5.00% 9/15/32	490,000	570,982
Troy, New York Capital Resource Revenue (Rensselaer Polytechnic) Series A 5.125% 9/1/40	600,000	666,012
University of Arizona Series A 5.00% 6/1/39	500,000	555,210
University of California Series AI 5.00% 5/15/32	1,000,000	1,156,020
Wyoming Community Development Authority Student Housing Revenue (CHF-Wyoming LLC) 6.50% 7/1/43	250,000	283,088

		17,432,888

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds – 2.16%
JEA Electric System Revenue, Florida Series A 5.00% 10/1/33	1,000,000	$1,156,750
Long Island Power Authority, New York Series A 5.00% 9/1/44	250,000	276,293

		1,433,043

Healthcare Revenue Bonds – 17.77%
Arizona Health Facilities Authority Revenue (Catholic Healthcare West) Series D 5.00% 7/1/28	500,000	545,805
Capital Trust Agency, Florida (Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49	375,000	371,314
Colorado Health Facilities Authority Revenue (Healthcare Facilities - American Baptist) 8.00% 8/1/43	330,000	390,109
Hawaii Pacific Health Special Purpose Revenue Series A 5.50% 7/1/40	300,000	333,678
Koyukuk, Alaska Revenue (Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	300,000	344,664
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37	105,000	125,145
Lycoming County, Pennsylvania Authority Health System Revenue (Susquehanna Health System Project) Series A 5.50% 7/1/28	500,000	542,365
Maine Health & Higher Educational Facilities Authority Revenue (Maine General Medical Center) 6.75% 7/1/41	300,000	340,842
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue (Catholic Healthcare West) Series A 6.00% 7/1/39	500,000	564,975

(continues)	15

Schedule of investments

Delaware Investments® National Municipal Income Fund

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Monroe County, Pennsylvania Hospital Authority Revenue (Pocono Medical Center) Series A 5.00% 1/1/41	500,000	$532,940
Montgomery County, Pennsylvania Industrial Development Authority Revenue (Whitemarsh Continuing Care) 5.375% 1/1/50	750,000	760,717
Moon, Pennsylvania Industrial Development Authority (Baptist Homes Society Obligation) 6.125% 7/1/50	750,000	754,395
New Hampshire Health and Education Facilities Authority Revenue (Dartmouth – Hitchcock Medical Center) 6.00% 8/1/38	300,000	344,448
New Jersey Health Care Facilities Financing Authority Revenue (St. Peters University Hospital) 6.25% 7/1/35	300,000	324,117
New Mexico Hospital Equipment Loan Council Revenue (Presbyterian Healthcare) 5.00% 8/1/39	500,000	546,205
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional Medical Center) 6.25% 12/1/37	500,000	547,170
Ohio State (Cleveland Clinic Health) Series A 5.50% 1/1/39	300,000	338,358
Orange County, Florida Health Facilities Authority Revenue (Mayflower Retirement Center) 5.00% 6/1/32	400,000	425,200
5.00% 6/1/36	250,000	264,963
5.125% 6/1/42	750,000	797,663
Oregon State Facilities Authority Revenue (Peacehealth Project) Series A 5.00% 11/15/29	500,000	572,825

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Palm Beach County Health Facilities Authority, Florida (Sinai Residences Boca Raton Project) 7.25% 6/1/34	20,000	$22,934
7.50% 6/1/49	105,000	121,492
West Virginia Hospital Finance Authority Revenue (Highland Hospital Obligation Group) 9.125% 10/1/41	500,000	556,575
Westminster, Maryland (Lutheran Village Millers Grant Inc.) 6.00% 7/1/34	500,000	534,685
Yavapai County, Arizona Industrial Development Authority Revenue (Yavapai Regional Medical Center) Series A 5.00% 8/1/28	720,000	791,827

		11,795,411

Housing Revenue Bonds – 1.24%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Project) Series A 6.40% 8/15/45	420,000	461,878
Florida HomeLoan (Homeowner Mortgage Revenue) Series 2 5.90% 7/1/29 (AMT) (NATL-RE)	95,000	95,533
Williston, North Dakota (Eagle Crest Apartments Project) 7.75% 9/1/38	255,000	267,084

		824,495

Lease Revenue Bonds – 11.07%
California State Public Works Board Lease Revenue (Various Capital Projects) Series A 5.00% 4/1/37	1,000,000	1,125,530
California Statewide Communities Development Authority Student Housing Revenue (Lancer Plaza Project) 5.625% 11/1/33	1,000,000	1,017,150

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho State Building Authority Revenue (Health & Welfare Project) Series A 5.00% 9/1/24	135,000	$159,135
(State Police) Series I 5.00% 9/1/23	760,000	892,628
Minnesota State General Revenue Appropriations Series B 5.00% 3/1/29	2,000,000	2,302,700
New Jersey Economic Development Authority Series WW 5.25% 6/15/30	1,000,000	1,048,770
(School Facilities Construction) 5.00% 9/1/18	25,000	26,487
New York City, New York Industrial Development Agency (Senior Trips) Series A 5.00% 7/1/28 (AMT)	250,000	269,003
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio) 5.75% 10/1/31	500,000	504,725

		7,346,128

Local General Obligation Bonds – 1.60%
Chicago, Illinois Series A 5.50% 1/1/34	500,000	500,670
New York, New York Series A-1 5.25% 8/15/21	250,000	280,625
Series I-1 5.375% 4/1/36	250,000	282,255

		1,063,550

Pre-Refunded/Escrowed to Maturity Bonds – 11.58%
Atlanta, Georgia Water & Wastewater Revenue Series A 6.25% 11/1/39-19§	950,000	1,146,697
Bay Area, California Toll Authority Toll Bridge Revenue (San Francisco Bay Area) Series F1 5.00% 4/1/34-18§	1,000,000	1,105,710

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Brevard County, Florida Health Facilities Authority Revenue (Health First Project) 7.00% 4/1/39-19§	350,000	$421,977
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29-19§	450,000	549,306
California State Economic Recovery Series A 5.25% 7/1/21-19§	260,000	301,272
California Statewide Communities Development Authority Revenue (Statewide Inland Regional Center Project) 5.375% 12/1/37-17§	500,000	551,660
Gila County, Arizona Unified School District No. 10 (Payson School Improvement Project of 2006) Series A 5.25% 7/1/27-17 (AMBAC)	500,000	540,795
Illinois Finance Authority Revenue (Silver Cross & Medical Centers) 7.00% 8/15/44-19§	950,000	1,163,883
New Jersey Economic Development Authority (School Facilities Construction) 5.00% 9/1/18	75,000	83,981
North Texas Tollway Authority (Toll 2nd Tier) Series F 5.75% 1/1/38-18§	1,100,000	1,223,013
University Medical Center, Tucson, Arizona Hospital Revenue 6.50% 7/1/39-19§	500,000	597,865

		7,686,159

Special Tax Revenue Bonds – 19.59%
Anne Arundel County, Maryland Special Obligation Revenue (National Business Park - North Project) 6.10% 7/1/40	200,000	211,942

(continues)	17

Schedule of investments

Delaware Investments® National Municipal Income Fund

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project) 6.25% 7/15/40	940,000	$1,071,459
6.50% 7/15/30	300,000	347,604
Celebration Pointe Community Development District, Florida 5.00% 5/1/34	500,000	502,900
Central Puget Sound, Washington Regional Transit Authority (Green Bond - Improvement) Series S-1 5.00% 11/1/35	750,000	880,410
Guam Government Business Privilege Tax Revenue Series A 5.00% 1/1/22	775,000	887,445
Series B-1 5.00% 1/1/42	540,000	578,524
Massachusetts Bay Transportation Authority Senior Series A 5.25% 7/1/29	200,000	256,660
Miami-Dade County, Florida Special Obligation (Capital Appreciation & Income) Series B 5.00% 10/1/35 (NATL-RE)	1,000,000	1,003,470
Mosaic District, Virginia Community Development Authority Revenue Series A 6.875% 3/1/36	520,000	592,410
New Jersey Economic Development Authority Revenue 5.00% 6/15/28	200,000	210,734
5.00% 6/15/29	800,000	838,936
(School Facilities Construction) Series AA 5.50% 12/15/29	900,000	946,989
New York City, New York Industrial Development Agency Civic Facility Revenue (YMCA of Greater New York Project) 5.00% 8/1/36	595,000	610,143

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Series A 5.00% 3/15/33	1,000,000	$1,150,410
(State Personal Income Tax Revenue-Education) Series A 5.00% 3/15/38	570,000	634,131
Northampton County, Pennsylvania Industrial Development Authority Revenue (Route 33 Project) 7.00% 7/1/32	230,000	249,966
Peoria, Arizona Municipal Development Authority Sales Tax & Excise Shared Revenue (Senior Lien & Subordinate Lien) 5.00% 1/1/18	1,085,000	1,185,243
Regional Transportation District, Colorado Tax Revenue (Denver Transit Partners) 6.00% 1/15/41	500,000	564,555
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation) Sales Tax Subordinate Lien 6.07% 6/1/21 ^	65,000	47,691
(Sales Tax - Vacation Village Project A) Series A 5.75% 9/1/32	235,000	233,238

		13,004,860

State General Obligation Bonds – 3.65%
California State 5.25% 11/1/40	320,000	373,424

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State (Various Purposes) 5.00% 10/1/41	440,000	$492,628
5.00% 10/1/44	440,000	497,482
6.00% 4/1/38	105,000	122,513
New York State Series A 5.00% 2/15/39	300,000	334,506
Oregon State Series K 5.00% 5/1/22	500,000	602,755

		2,423,308

Transportation Revenue Bonds – 25.93%
Atlanta, Georgia Department of Aviation Series B 5.00% 1/1/29	1,000,000	1,155,490
Central Texas Regional Mobility Authority Revenue Senior Lien 6.00% 1/1/41	520,000	594,854
Chicago, Illinois O’Hare International Airport Revenue (General-Senior Lien) Series D 5.25% 1/1/34	1,000,000	1,127,560
Maryland State Economic Development Revenue (Transportation Facilities Project) Series A 5.75% 6/1/35	255,000	279,011
Metropolitan Transit Authority of Harris County, Texas Series A 5.00% 11/1/24	500,000	589,200
Metropolitan Transportation Authority, New York Series A 5.00% 11/15/41	500,000	559,385
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue (First Senior Lien) Series A 5.25% 10/1/44	245,000	272,910
New Jersey State Turnpike Authority Revenue Series A 5.00% 1/1/27	1,000,000	1,160,840
New Orleans, Louisiana Aviation Board Series B 5.00% 1/1/45 (AMT)	1,000,000	1,079,050

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Liberty Development Revenue (1 World Trade Center Port Authority Construction) 5.00% 12/15/41	500,000	$561,660
North Texas Tollway Authority Special Projects System Series A 5.00% 9/1/20	250,000	292,417
Oregon State Department of Transportation Series A 5.00% 11/15/26	1,000,000	1,207,990
Pennsylvania Turnpike Commission Series A-1 5.00% 12/1/43	500,000	541,630
Pennsylvania Turnpike Commission Subordinate (Special Motor License Foundation) 5.00% 12/1/22	500,000	575,535
Series B 5.00% 12/1/41	500,000	547,365
Port Authority of Allegheny County, Pennsylvania 5.75% 3/1/29	900,000	1,054,098
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal) 6.00% 12/1/42	230,000	267,890
6.50% 12/1/28	500,000	504,965
St. Louis, Missouri Airport Revenue (Lambert St. Louis International) 5.00% 7/1/32 (AMT)	1,000,000	1,064,080
Series A-1 6.625% 7/1/34	325,000	375,375
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue (LBJ Infrastructure) 7.00% 6/30/40	285,000	339,415
7.50% 6/30/33	665,000	809,677
(Mobility Partners) 7.50% 12/31/31	500,000	597,280
(NTE Mobility Partners) 6.75% 6/30/43 (AMT)	225,000	273,713
6.875% 12/31/39	1,000,000	1,170,250
7.00% 12/31/38 (AMT)	165,000	205,503

		17,207,143

(continues)	19

Schedule of investments

Delaware Investments® National Municipal Income Fund

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 4.67%
Jefferson County, Alabama Sewer Revenue (Sub Lien - Warrants) Series D 6.50% 10/1/53	500,000	$575,595
New York City Water & Sewer System, New York (2nd Generation Fiscal 2013) Series CC 5.00% 6/15/47	345,000	384,737
Philadelphia, Pennsylvania Water & Wastewater Revenue Series A 5.00% 7/1/45	500,000	549,765
Phoenix, Arizona Civic Improvement Wastewater Systems Revenue (Junior Lien) Series A 5.00% 7/1/39	900,000	1,000,584
San Francisco, California City & County Public Utilities Commission Water Revenue Series F 5.00% 11/1/27	500,000	585,465

		3,096,146

Total Municipal Bonds (cost $86,931,743)		93,910,658

Short-Term Investment – 1.05%
Variable Rate Demand Note – 1.05%¤
Mississippi Business Finance Series G (Chevron USA) 0.01% 11/1/35	700,000	700,000

Total Short-Term Investment (cost $700,000)		700,000

Total Value of Securities – 142.55%
(cost $87,631,743)		$94,610,658

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2015, the aggregate value of Rule 144A securities was $646,459, which represents 0.97% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Sept. 30, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 5 in “Notes to financial statements.”

Summary of abbreviations:

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Delaware Investments® Closed-End Municipal Bond Funds

September 30, 2015 (Unaudited)

	Delaware	Delaware	Delaware
	Investments	Investments	Investments
	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Income	Income	Income
	Fund, Inc.	Fund II, Inc.	Fund
Assets:
Investments, at value[1]	$100,067,201	$242,956,398	$93,910,658
Short-term investments, at value[2]	—	—	700,000
Cash	3,244,012	—	447,183
Interest income receivable	1,402,512	3,443,710	1,364,026
Receivables for securities sold	—	—	151,019
Offering cost for preferred shareholders	63,911	114,346	104,267

Total assets	104,777,636	246,514,454	96,677,153

Liabilities:
Cash overdraft	—	312,112	—
Liquidation value of preferred stock	30,000,000	75,000,000	30,000,000
Payable for securities purchased	841,477	519,306	233,237
Audit fees payable	18,657	18,657	18,657
Investment management fees payable	33,901	80,121	31,454
Other accrued expenses	16,039	51,169	20,224
Other affiliates payable	3,285	6,678	4,010
Directors’/Trustees’ fees and expenses payable	195	448	175

Total liabilities	30,913,554	75,988,491	30,307,757

Total Net Assets Applicable to Common Shareholders	$73,864,082	$170,525,963	$66,369,396

Net Assets Applicable to Common Shareholders Consist of:
Paid-in capital ($0.001 par value)[3,4]	$66,918,121	$157,931,075	$60,617,476
Undistributed net investment income	957,264	1,268,913	393,229
Accumulated net realized loss on investments	(1,315,673)	(1,445,625)	(1,620,224)
Net unrealized appreciation of investments	7,304,370	12,771,600	6,978,915

Total Net Assets Applicable to Common Shareholders	$73,864,082	$170,525,963	$66,369,396

Net Asset Value per Common Share	$15.27	$14.82	$14.66

[1]Investments, at cost	92,762,831	230,184,798	86,931,743
[2]Short-term investments, at cost	—	—	700,000
[3]Common shares outstanding	4,837,100	11,504,975	4,528,443
[4]Common shares authorized	200 million	200 million	unlimited

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware Investments® Closed-End Municipal Bond Funds

Six months ended September 30, 2015 (Unaudited)

	Delaware	Delaware	Delaware
	Investments	Investments	Investments
	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Income	Income	Income
	Fund, Inc.	Fund II, Inc.	Fund
Investment Income:
Interest	$2,274,229	$5,002,632	$2,163,741

Expenses:
Management fees	207,240	489,169	192,593
Interest expense	188,063	470,159	188,063
Rating agency fees	26,314	22,328	22,834
Audit and tax	21,770	23,339	18,657
Offering costs	20,143	42,586	27,602
Accounting and administration expenses	16,456	38,842	15,293
Dividend disbursing and transfer agent fees and expenses	14,834	33,715	17,512
Reports and statements to shareholders	11,139	19,502	5,539
Legal fees	10,490	28,504	12,508
Stock exchange fees	2,380	5,473	2,147
Directors’/Trustees’ fees and expenses	1,749	4,026	1,594
Custodian fees	1,694	3,918	1,597
Registration fees	484	484	532
Other	6,181	12,711	10,379

Total operating expenses	528,937	1,194,756	516,850

Net Investment Income	1,745,292	3,807,876	1,646,891

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	179,215	222,985	169,574
Net change in unrealized appreciation (depreciation) of investments	(1,569,284)	(2,160,827)	(1,484,851)

Net Realized and Unrealized Loss	(1,390,069)	(1,937,842)	(1,315,277)

Net Increase in Net Assets Resulting from Operations	$355,223	$1,870,034	$331,614

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Investments® Closed-End Municipal Bond Funds

	Delaware Investments
	Colorado Municipal
	Income Fund, Inc.
	Six months
	ended
	9/30/15	Year ended
	(Unaudited)	3/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,745,292	$3,415,659
Net realized gain	179,215	286,449
Net change in unrealized appreciation (depreciation)	(1,569,284)	5,080,978

Net increase in net assets resulting from operations	355,223	8,783,086

Dividends and Distributions to Common Shareholders from:
Net investment income	(1,717,171)	(3,337,599)

	(1,717,171)	(3,337,599)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	(1,361,948)	5,445,487

Net Assets Applicable to Common Shareholders:
Beginning of period	75,226,030	69,780,543

End of period	$73,864,082	$75,226,030

Undistributed net investment income	$957,264	$929,143

	Delaware Investments
	Minnesota Municipal
	Income Fund II, Inc.
	Six months
	ended
	9/30/15	Year ended
	(Unaudited)	3/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,807,876	$7,370,894
Net realized gain	222,985	51,853
Net change in unrealized appreciation (depreciation)	(2,160,827)	7,966,822

Net increase in net assets resulting from operations	1,870,034	15,389,569

Dividends and Distributions to Common Shareholders from:
Net investment income	(3,624,067)	(7,708,333)

	(3,624,067)	(7,708,333)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	(1,754,033)	7,681,236

Net Assets Applicable to Common Shareholders:
Beginning of period	172,279,996	164,598,760

End of period	$170,525,963	$172,279,996

Undistributed net investment income	$1,268,913	$1,085,104

Statements of changes in net assets

Delaware Investments® Closed-End Municipal Bond Funds

	Delaware Investments
	National Municipal
	Income Fund
	Six months
	ended
	9/30/15	Year ended
	(Unaudited)	3/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,646,891	$3,219,861
Net realized gain	169,574	622,465
Net change in unrealized appreciation (depreciation)	(1,484,851)	4,922,383

Net increase in net assets resulting from operations	331,614	8,764,709

Dividends and Distributions to Common Shareholders from:
Net investment income	(1,766,093)	(3,486,901)

	(1,766,093)	(3,486,901)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	(1,434,479)	5,277,808

Net Assets Applicable to Common Shareholders:
Beginning of period	67,803,875	62,526,067

End of period	$66,369,396	$67,803,875

Undistributed net investment income	$393,229	$512,431

See accompanying notes, which are an integral part of the financial statements.

Statements of cash flows

Delaware Investments® Closed-End Municipal Bond Funds

Six months ended September 30, 2015 (Unaudited)

	Delaware	Delaware	Delaware
	Investments	Investments	Investments
	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Income	Income	Income
	Fund, Inc.	Fund II, Inc.	Fund
Net Cash Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	$355,223	$1,870,034	$331,614

Adjustments to reconcile net increase in net assets from operations to cash provided by (used for) operating activities:
Amortization of premium and accretion of discount on investments	154,232	773,223	210,253
Amortization of offering costs for preferred shareholders	28,457	50,914	35,936
Purchase of investment securities	(4,341,445)	(12,739,195)	(5,378,543)
Proceeds from disposition of investment securities	6,451,463	11,530,310	5,851,006
(Purchase of) proceeds from short-term investment securities, net	400,000	—	(200,000)
Net realized gain on investments	(179,215)	(222,985)	(169,574)
Net change in net unrealized appreciation (depreciation) of investments	1,569,284	2,160,827	1,484,851
Increase (decrease) in receivable for securities sold	—	—	(145,945)
Increase (decrease) in interest receivable	(37,348)	120,338	(14,581)
Increase (decrease) in payable for securities purchased	(923,289)	519,306	233,238
Increase in investment management fees payable	(1,738)	(3,655)	(1,667)
Decrease in Directors’/Trustees’ fees and expenses payable	3	7	2
Increase in audit fees payable	(18,657)	(18,925)	(18,657)
Decrease in other affiliates payable	1,181	1,922	1,507
Decrease in other accrued expenses	15,270	12,042	2,978

Total adjustments	3,118,198	2,184,129	1,890,804

Net cash provided by operating activities	3,473,421	4,054,163	2,222,418

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid to common shareholders	(1,717,171)	(3,624,067)	(1,766,093)

Net cash used for financing activities	(1,717,171)	(3,624,067)	(1,766,093)

Net increase in cash	1,756,250	430,096	456,325
Cash at beginning of period	1,487,762	(742,208)	(9,142)

Cash at end of period	$3,244,012	$(312,112)	$447,183

Cash paid for interest on leverage	$188,063	$470,159	$188,063

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments® Colorado Municipal Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/15[1]	Year ended
	(Unaudited)	3/31/15	3/31/14	3/31/13	3/31/12	3/31/11
Net asset value, beginning of period	$15.550	$14.430	$15.370	$15.010	$13.370	$13.990
Income (loss) from investment operations:
Net investment income[2]	0.361	0.706	0.700	0.733	0.638	0.601
Net realized and unrealized gain (loss)	(0.286)	1.104	(0.935)	0.416	1.582	(0.651)

Total from investment operations	0.075	1.810	(0.235)	1.149	2.220	(0.050)

Less dividends and distributions to common shareholders from:
Net investment income	(0.355)	(0.690)	(0.690)	(0.690)	(0.580)	(0.570)
Net realized gain	—	—	(0.015)	(0.099)	—	—

Total dividends and distributions	(0.355)	(0.690)	(0.705)	(0.789)	(0.580)	(0.570)

Net asset value, end of period	$15.270	$15.550	$14.430	$15.370	$15.010	$13.370

Market value, end of period	$14.050	$14.350	$13.330	$14.840	$14.600	$12.450

Total investment return based on:[3]
Market value	0.45%	13.01%	(5.25% )	6.92%	22.41%	(3.00% )
Net asset value	0.75%	13.12%	(0.97% )	7.71%	17.19%	(0.30% )

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$73,864	$75,226	$69,781	$74,349	$72,613	$64,689
Ratio of expenses to average net assets applicable to common shareholders[4]	1.44%	1.43%	1.49%	1.44%	0.95%	0.56%
Ratio of net investment income to average net assets applicable to common shareholders[5]	4.74%	4.65%	4.90%	4.72%	4.46%	4.31%
Portfolio turnover	6%	14%	26%	8%	64%	10%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$30,000	$30,000	$30,000	$30,000	$30,000	$—
Net asset coverage per share of preferred shares, end of period[6]	$346,214	$350,753	$332,602	$347,829	$342,045	$—
Liquidation value per share of preferred shares[6]	$100,000	$100,000	$100,000	$100,000 [7]	$100,000 [7]	$—

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.039, $0.077, $0.078, $0.079, and $0.031 per share for the six months ended Sept. 30, 2015 and the years ended March 31, 2015, 2014, 2013, and 2012, respectively, and from realized capital gains of $0.002, $0.006, and $0.000 per share for the years ended March 31, 2014, 2013, and 2012, respectively.

[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended Sept. 30, 2015 and the years ended March 31, 2015, 2014, 2013, and 2012 were 0.93%, 0.92%, 0.94%, 0.89%, and 0.73%, respectively. There was no interest expense for the years ended March 31, 2011 and 2010.

[5]

The ratio of net investment income excluding interest expense for the six months ended Sept. 30, 2015 and the years ended March 31, 2015, 2014, 2013 and 2012 were 5.25%, 5.16%, 5.45%, 5.27%, and 4.68%, respectively. There was no interest expense for the years ended March 31, 2011 and 2010.

[6]	In November 2011, the Fund issued a new series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share.
[7]	Excluding any accumulated but unpaid dividends.

See accompanying notes, which are an integral part of the financial statements.

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/15[1]	Year ended
	(Unaudited)	3/31/15	3/31/14	3/31/13	3/31/12	3/31/11
Net asset value, beginning of period	$14.970	$14.310	$15.270	$14.940	$13.700	$14.060
Income (loss) from investment operations:
Net investment income[2]	0.331	0.641	0.648	0.715	0.640	0.612
Net realized and unrealized gain (loss)	(0.166)	0.689	(0.802)	0.345	1.180	(0.402)

Total from investment operations	0.165	1.330	(0.154)	1.060	1.820	0.210

Less dividends and distributions to common shareholders from:
Net investment income	(0.315)	(0.670)	(0.690)	(0.690)	(0.580)	(0.570)
Net realized gain	—	—	(0.116)	(0.040)	—	—

Total dividends and distributions	(0.315)	(0.670)	(0.806)	(0.730)	(0.580)	(0.570)

Net asset value, end of period	$14.820	$14.970	$14.310	$15.270	$14.940	$13.700

Market value, end of period	$13.150	$13.850	$13.340	$15.630	$14.230	$12.600

Total investment return based on:[3]
Market value	(2.80% )	8.97%	(9.26% )	15.18%	17.95%	3.32%
Net asset value	1.35%	9.80%	(0.36% )	7.18%	13.90%	1.80%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$170,526	$172,280	$164,599	$175,629	$171,835	$157,655
Ratio of expenses to average net assets applicable to common shareholders[4]	1.41%	1.40%	1.51%	1.40%	0.93%	0.56%
Ratio of net investment income to average net assets applicable to common shareholders[5]	4.49%	4.33%	4.54%	4.65%	4.44%	4.35%
Portfolio turnover	7%	10%	17%	24%	44%	9%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$75,000	$75,000	$75,000	$75,000	$75,000	$—
Net asset coverage per share of preferred shares, end of period[6]	$327,368	$329,707	$319,465	$334,172	$329,113	$—
Liquidation value per share of preferred shares[6]	$100,000	$100,000	$100,000	$100,000 [7]	$100,000 [7]	$—

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.041, $0.081, $0.076, $0.084, and $0.033 per share for the six months ended Sept. 30, 2015 and the years ended March 31, 2015, 2014, 2013, and 2012, respectively, and from realized capital gains of $0.014, $0.005, and $0.000 per share for the years ended March 31, 2014, 2013, and 2012, respectively.

[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended Sept. 30, 2015 and the years ended March 31, 2015, 2014, 2013, and 2012 were 0.86%, 0.85%, 0.88%, 0.82%, and 0.70%, respectively. There was no interest expense for the years ended March 31, 2011 and 2010.

[5]

The ratio of net investment income excluding interest expense to average net assets for the six months ended Sept. 30, 2015 and the years ended March 31, 2015, 2014, 2013, and 2012 were 5.04%, 4.88%, 5.17%, 5.23%, and 4.67%, respectively. There was no interest expense for the years ended March 31, 2011 and 2010.

[6]	In November 2011, the Fund issued a new series of 750 variable rate preferred shares, with a liquidation preference of $100,000 per share.
[7]	Excluding any accumulated but unpaid dividends.

See accompanying notes, which are an integral part of the financial statements.

(continues)	27

Financial highlights

Delaware Investments® National Municipal Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/15[1]	Year ended
	(Unaudited)	3/31/15	3/31/14	3/31/13	3/31/12	3/31/11
Net asset value, beginning of period	$14.970	$13.810	$14.990	$14.020	$12.620	$13.070
Income (loss) from investment operations:
Net investment income[2]	0.364	0.711	0.710	0.722	0.531	0.610
Net realized and unrealized gain (loss)	(0.284)	1.219	(1.180)	0.858	1.409	(0.532)

Total from investment operations	0.080	1.930	(0.470)	1.580	1.940	0.078

Less dividends and distributions to common shareholders from:
Net investment income	(0.390)	(0.770)	(0.710)	(0.610)	(0.540)	(0.528)

Total dividends and distributions	(0.390)	(0.770)	(0.710)	(0.610)	(0.540)	(0.528)

Net asset value, end of period	$14.660	$14.970	$13.810	$14.990	$14.020	$12.620

Market value, end of period	$12.800	$13.140	$12.350	$14.480	$13.240	$12.200

Total investment return based on:[3]
Market value	0.42%	12.87%	(9.65% )	14.12%	13.19%	4.78%
Net asset value	0.95%	14.99%	(2.41% )	11.56%	15.87%	0.67%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$66,369	$67,804	$62,526	$67,876	$63,487	$30,559
Ratio of expenses to average net assets applicable to common shareholders[4]	1.56%	1.60%	1.58%	1.56%	1.02%	0.65%
Ratio of net investment income to average net assets applicable to common shareholders[5]	4.97%	4.86%	5.17%	4.86%	3.96%	4.64%
Portfolio turnover	8%	38%	40%	42%	101%	50%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$30,000	$30,000	$30,000	$30,000	$30,000	$—
Net asset coverage per share of preferred shares, end of period[6]	$321,231	$326,013	$308,420	$326,254	$311,625	$—
Liquidation value per share of preferred shares[6]	$100,000	$100,000	$100,000	$100,000 [7]	$100,000 [7]	$—

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.042, $0.083, $0.085, $0.090, and $0.004 per share for the six months ended Sept. 30, 2015 and the years ended March 31, 2015, 2014, 2013, and 2012, respectively.

[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended Sept. 30, 2015 and the years ended March 31, 2015, 2014, 2013, and 2012 were 0.99%, 1.03%, 0.96%, 0.96%, and 0.99%, respectively. There was no interest expense for the years ended March 31, 2011 and 2010.

[5]

The ratio of net investment income excluding interest expense to average net assets for the six months ended Sept. 30, 2015 and the years ended March 31, 2015, 2014, 2013, and 2012 were 5.54%, 5.44%, 5.79%, 5.46%, and 3.99%, respectively. There was no interest expense for the years ended March 31, 2011 and 2010.

[6]	In March 2012, the Fund issued a new series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share.
[7]	Excluding any accumulated but unpaid dividends.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

September 30, 2015 (Unaudited)

Delaware Investments Colorado Municipal Income Fund, Inc. (Colorado Municipal Fund) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (Minnesota Municipal Fund II) are organized as Minnesota corporations and Delaware Investments National Municipal Income Fund (National Municipal Fund) is organized as a Massachusetts business trust (each referred to as a Fund and collectively as the Funds). Colorado Municipal Fund, Minnesota Municipal Fund II, and National Municipal Fund are considered diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. The Funds’ shares trade on the New York Stock Exchange MKT, the successor to the American Stock Exchange.

The investment objective of each of the Colorado Municipal Fund and Minnesota Municipal Fund II is to provide current income exempt from federal income tax and from state personal income tax, if any, consistent with the preservation of capital. The investment objective of the National Municipal Fund is to provide current income exempt from federal income tax, consistent with the preservation of capital. Each of Colorado Municipal Fund and Minnesota Municipal Fund II seeks to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state at the time of investment. The National Municipal Fund seeks to achieve its investment objective by investing at least 80% of its net assets in securities the income from which is exempt from federal income tax.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Directors/Trustees (each a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (March 31, 2012–March 31, 2015), and has concluded that no provision for federal income tax is required in any Fund’s financial statements.

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Sept. 30, 2015.

(continues)	29

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.40% which is calculated based on each Fund’s adjusted average daily net assets.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. These amounts are included on the “Statements of operations” under “Accounting and Administration expenses.” For the six months ended Sept. 30, 2015, each Fund was charged for these services as follows:

Colorado	Minnesota	National
Municipal	Municipal	Municipal
Fund	Fund II	Fund

$2,452	$5,787	$2,278

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Sept. 30, 2015, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Colorado	Minnesota	National
Municipal	Municipal	Municipal
Fund	Fund II	Fund

$8,549	$19,669	$7,695

Directors’/Trustees’ fees include expenses accrued by each Fund for each Director’s/Trustee’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or Directors/Trustees of the Trust. These officers and Directors/Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended Sept. 30, 2015, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund

Purchases	$4,341,445	$12,739,195	$5,378,543
Sales	6,451,463	11,530,310	5,851,006

At Sept. 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2015, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
	Fund	Fund II	Fund

Cost of investments	$92,754,759	$230,126,603	$87,610,610

Aggregate unrealized appreciation of investments	$7,346,437	$13,144,088	$7,067,723
Aggregate unrealized depreciation of investments	(33,995)	(314,293)	(67,675)

Net unrealized appreciation of investments	$7,312,442	$12,829,795	$7,000,048

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2015, if not utilized in future years, will expire as follows:

	Colorado	Minnesota	National
	Municipal	Municipal	Municipal
Year of Expiration	Fund	Fund II	Fund
2018	$—	$—	$407,888

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Colorado Municipal Fund	$(163,249)	$(1,342,525)
Minnesota Municipal Fund II	(798,305)	(1,003,143)
National Municipal Fund	$(1,262,745)	$(115,436)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)	31

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Sept. 30, 2015:

Colorado Municipal Fund
Securities	Level 2
Municipal Bonds	$100,067,201

Minnesota
Municipal Fund II
Securities	Level 2
Municipal Bonds	$242,956,398

National Municipal Fund
Securities	Level 2
Municipal Bonds	$93,910,658
Short-Term Investments	700,000

Total Value of Securities	$94,610,658

During the six months ended Sept. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period.

4. Capital Stock

Pursuant to their articles of incorporation, Colorado Municipal Fund and Minnesota Municipal Fund II each have 200 million shares of $0.01 par value common shares authorized. National Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. The Funds did not repurchase any shares under the Share Repurchase Program during the six months ended Sept. 30, 2015. Shares issuable under each Fund’s dividend reinvestment plan are purchased by each Fund’s transfer agent, Computershare, Inc., in the open market.

On Nov. 15, 2011, Delaware Investments Colorado Municipal Income Fund, Inc. (VCF) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (VMM), issued $30,000,000 and $75,000,000, respectively, of Series 2016 Variable Rate MuniFund Term Preferred (VMTP) Shares, with $100,000 liquidation value per share in a privately negotiated offering. On March 15, 2012, Delaware Investments National Municipal Income Fund (VFL) issued $30,000,000 Series 2017 VMTP Shares, with $100,000 liquidation value per share in a privately negotiated offering. Proceeds from the issuance of VMTP Shares, net of offering expenses, were invested in accordance with each Fund’s investment objective. The VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

Colorado Municipal Fund and Minnesota Municipal Fund II are obligated to redeem their VMTP Shares on Dec. 1, 2016, unless earlier redeemed or repurchased by the Fund. National Municipal Fund is obligated to redeem its VMTP Shares on April 1, 2017, unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares were redeemable at the option of a Fund, subject to payment of a premium until Dec. 1, 2013 (with respect to Minnesota Municipal Fund II and Colorado Municipal Fund) and April 1, 2014 (with respect to National Municipal Fund), and at par thereafter. A Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. Dividends on the VMTP Shares are set weekly, subject to adjustments in certain circumstances. The weighted average dividend rates for the year ended Sept. 30, 2015 were as follows:

Colorado	Minnesota	National
Municipal	Municipal	Municipal
Fund	Fund II	Fund

1.3%	1.3%	1.3%

The Funds use leverage because their managers believe that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt a Fund’s overall performance.

Leverage may also cause the Funds to incur certain costs. In the event that a Fund is unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch Ratings and Moody’s Investors Service (Moody’s), funding dividend payments, or funding redemptions), that Fund will pay additional fees with respect to the leverage.

For financial reporting purposes, the VMTP Shares are considered debt of the issuer; therefore, the liquidation value which approximates fair value of the VMTP Shares is recorded as a liability in the statements of assets and liabilities. Dividends accrued and paid on the VMTP Shares are included as a component of interest expense in the statements of operations. The VMTP Shares are treated as equity for legal and tax purposes. Dividends paid to holders of the VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes.

Offering costs for VMTP Shares are recorded as a deferred charge and amortized over the 5-year life of the VMTP Shares. These are presented as “Offering cost for preferred shareholders” on the “Statements of assets and liabilities” and “Offering costs” on the “Statements of operations.”

5. Geographic, Credit, and Market Risk

The Funds concentrate their investments in securities issued by municipalities. Because each of the Colorado Municipal Fund and the Minnesota Municipal Fund II invest substantially all of its net assets in municipal obligations of its respective state at the time of investment, events in that state may have a significant impact on the performance and investments of the Colorado Municipal Fund and the Minnesota Municipal Fund II. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, changes in the credit ratings assigned to the state’s municipal issuers, the effects of natural or human-made disasters, or other economic, legislative, or political or social issues. Any downgrade to the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by the states or U.S. territories. The National Municipal Fund will be subject to these risks as well but to a lesser extent because it invests at least 80% of its net assets in securities, the income from which is exempt from federal income tax and is not limited to investing substantially all of its assets in municipal obligations of a single state. From time to time and consistent with its investment policies, the National Municipal Fund may invest a considerable portion of its assets in certain municipalities. As of Sept. 30, 2015, the National Municipal Fund has invested 16.73%, 17.73%, 15.46%, 11.78%, and 11.01% (each as a percentage of net assets) in securities issued by the State of California, the State of New York, the Commonwealth of Pennsylvania, the State of Arizona, and the State of Texas, respectively. These investments could make the National Municipal Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund may invest a percentage of assets in obligations of governments of U.S. territories, commonwealths, and possessions such as Puerto Rico, the U.S. Virgin Islands, or Guam. To the extent a Fund invests in such obligations, that Fund may be adversely affected by local political and economic conditions and developments within these U.S. territories, commonwealths, and possessions.

Many municipalities insure repayment for their obligations. Although bond insurance may reduce the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Sept. 30, 2015, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified on the “Schedules of investments.”

Colorado	Minnesota	National
Municipal	Municipal	Municipal
Fund	Fund II	Fund
21.59%	3.17%	2.47%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s (S&P) and/or Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the

(continues)	33

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

5. Geographic, Credit, and Market Risk (continued)

outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest-bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of Sept. 30, 2015, no securities have been determined to be illiquid under the Funds’ Liquidity Procedures. Rule 144A securities held by each Fund have been identified on the “Schedules of investments.”

6. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Funds for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

8. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2015 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information

(Unaudited)

Delaware Investments® Closed-End Municipal Bond Funds

Proxy Results

At the annual meeting on Aug. 19, 2015, the Funds’ shareholders elected eight directors/trustees. The results of the voting at the meeting were as follows:

Delaware Investments Colorado Municipal Income Fund, Inc.

	Common shareholders		Preferred shareholders
		Shares voted		Shares voted
	Shares	withheld	Shares	withheld
	voted for	authority	voted for	authority
Thomas L. Bennett	4,272,769	89,787	300	0
Ann D. Borowiec	4,248,617	113,939	300	0
Joseph W. Chow	4,270,912	91,644	300	0
John A. Fry	4,253,353	109,203	300	0
Lucinda S. Landreth			300	0
Frances Sevilla-Sacasa	4,246,140	116,416	300	0
Thomas K. Whitford	4,273,689	88,867	300	0
Janet L. Yeomans			300	0

Delaware Investments Minnesota Municipal Income Fund II, Inc.
	Common shareholders		Preferred shareholders
		Shares voted		Shares voted
	Shares	withheld	Shares	withheld
	voted for	authority	voted for	authority
Thomas L. Bennett	9,217,173	173,087	750	0
Ann D. Borowiec	9,234,252	156,007	750	0
Joseph W. Chow	9,219,270	170,990	750	0
John A. Fry	9,219,893	170,366	750	0
Lucinda S. Landreth			750	0
Frances A. Sevilla-Sacasa	9,219,893	170,366	750	0
Thomas K. Whitford	9,219,893	170,366	750	0
Janet L. Yeomans			750	0

Delaware Investments National Municipal Income Fund
	Common shareholders		Preferred shareholders
	Shares	Shares voted withheld	Shares	Shares voted withheld
	voted for	authority	voted for	authority
Thomas L. Bennett	3,660,959	192,667	300	0
Ann D. Borowiec	3,661,338	192,288	300	0
Joseph W. Chow	3,661,338	192,288	300	0
John A. Fry	3,653,393	200,233	300	0
Lucinda S. Landreth			300	0
Frances A. Sevilla-Sacasa	3,659,063	194,563	300	0
Thomas K. Whitford	3,661,338	192,288	300	0
Janet L. Yeomans			300	0

(continues)	35

Other Fund information

(Unaudited)

Delaware Investments® Closed-End Municipal Bond Funds

Fund management

Joseph R. Baxter

Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager

Joseph R. Baxter is the head of the municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor’s degree in finance and marketing from La Salle University.

Stephen J. Czepiel

Senior Vice President, Senior Portfolio Manager

Stephen J. Czepiel is a member of the firm’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

Denise A. Franchetti, CFA

Vice President, Portfolio Manager, Senior Research Analyst

Denise A. Franchetti is a senior research analyst for the municipal bond department. Currently, she is responsible for following the airport, education, hotel, cogeneration, and cargo sectors for the group. In 2003, she was also named as portfolio manager on the tax-exempt closed-end funds in addition to her research duties. Prior to joining Delaware Investments in 1997 as a municipal bond analyst, she was a fixed income trader at Provident Mutual Life Insurance and an investment analyst at General Accident Insurance. Franchetti received her bachelor’s degree and an MBA from La Salle University. She is a member of the Financial Analysts of Philadelphia.

Gregory A. Gizzi

Senior Vice President, Senior Portfolio Manager

Gregory A. Gizzi is a member of the firm’s municipal fixed income portfolio management team. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Delaware Investments in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager. He later worked in the same capacity at Dillon Read. Gizzi earned his bachelor’s degree in economics from Harvard University.

Board Consideration of Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments National Municipal Income Fund; and Delaware Investments Minnesota Municipal Income Fund II, Inc. Investment Management Agreements

At a meeting held on Aug. 18-20, 2015 (the “Annual Meeting”), the Board of Directors (collectively referred to here as the “Board”), including a majority of disinterested or independent Directors, approved the renewal of the Investment Advisory Agreements for Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments Minnesota Municipal Income Fund II, Inc.; and Delaware Investments National Municipal Income Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Directors in May 2015 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Directors reviewed and discussed the Lipper reports with independent legal counsel to the Independent Directors. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Funds’ advisory agreements, the Independent Directors received assistance and advice from and met separately with independent legal counsel to the Independent Directors. They also engaged a consultant to assist them in analyzing portions of the data received. The Independent Directors reviewed and discussed with such consultant two reports prepared by the consultant with respect to such data. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds; compliance by DMC (“Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment adviser and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of each Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the highest performance ranked first, and a fund with the lowest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended March 31, 2015. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe.

The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Investments Colorado Municipal Income Fund, Inc. — The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end “other states” municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 5-year period was in the third quartile of its Performance Universe and the Fund’s total return for the 10-year period was in the fourth quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the improved 1- and 3-year performance results. They also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Delaware Investments Minnesota Municipal Income Fund II, Inc. — The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end “other states” municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year period was in the third quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Delaware Investments® National Municipal Income Fund — The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end general and insured municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the

(continues)	37

Other Fund information

(Unaudited)

Delaware Investments® Closed-End Municipal Bond Funds

Board Consideration of Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments National Municipal Income Fund; and Delaware Investments Minnesota Municipal Income Fund II, Inc. Investment Management Agreements (continued)

3-year period was in third quartile of its Performance Universe and the Fund’s total return for the 5- and 10-year periods was in the fourth quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the re-leveraging of the Fund in 2012 and the subsequent improved performance. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar closed-end funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Board considered fees paid to DMC for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group.

The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Investments Colorado Municipal Income Fund, Inc. — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments Minnesota Municipal Income Fund II, Inc. – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments National Municipal Income Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered the limited number of funds in the Expense Group. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits, if any, realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of DMC.

Economies of scale. As closed-end funds, the Funds do not issue shares on a continuous basis. Fund assets, therefore, increase primarily as a result of the increase in value of the underlying securities in that Fund. Accordingly, the Board determined that the Funds were not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of economies of scale on to shareholders was not likely to provide the intended effect.

About the organization

This semiannual report is for the information of Delaware Investments® Closed-End Municipal Bond Funds shareholders. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Funds may, from time to time, purchase shares of their common stock on the open market at market prices.

Board of directors/trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice President

State Street Corporation

Brookline, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment Officer Assurant, Inc.

New York, NY

Frances A. Sevilla-Sacasa

Chief Executive Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Corporation

St. Paul, MN

Affiliated officers

David F. Connor

Senior Vice President, General Counsel, and Secretary

Delaware Investments Family of

Funds

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Investments Family of

Funds

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Investments Family of

Funds

Philadelphia, PA

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust Philadelphia, PA

Principal office of the Funds

2005 Market Street

Philadelphia, PA 19103-7057

Independent registered public accounting firm

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103

Registrar and stock transfer agent

Computershare, Inc.

480 Washington Blvd.

Jersey City, NJ 07310

866 437-0252

For securities dealers and financial institutions representatives

800 362-7500

Website

delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Number of recordholders as of

Sept. 30, 2015

Colorado Municipal Income Fund	71
Minnesota Municipal Income Fund II	367
National Municipal Income Fund	84

Your reinvestment options

Each of the Funds offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Computershare, Inc. at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor. If you choose to receive your dividends in cash, you may now elect to receive them by ACH transfer. Contact Computershare at the number above for more information.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 866 437-0252; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330. Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS® COLORADO MUNICIPAL INCOME FUND, INC.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	Chief Executive Officer
Date:	December 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	Chief Executive Officer
Date:	December 2, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 2, 2015